EQUITY (Details) - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Employee Stock Option [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding (in Shares)	3,205,000	3,245,000	2,580,000	2,070,000
Weighted average remaining contractual life		1 year 354 days
Weighted average exercise price of options outstanding	$ 0.833	$ 0.822	$ 0.544	$ 0.375
Number of options exercisable (in Shares)		2,977,500
Weighted average exercise price of options exercisable		$ 0.591
Options at $0.350 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 0.350	$ 0.350
Number of options outstanding (in Shares)		1,200,000
Weighted average remaining contractual life		2 years 244 days
Weighted average exercise price of options outstanding		$ 0.350
Number of options exercisable (in Shares)		1,200,000
Weighted average exercise price of options exercisable		$ 0.350
Options at $0.38 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 0.380	$ 0.380
Number of options outstanding (in Shares)		132,500
Weighted average remaining contractual life		3 months
Weighted average exercise price of options outstanding		$ 0.380
Number of options exercisable (in Shares)		132,500
Weighted average exercise price of options exercisable		$ 0.380
Options at $0.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 0.400	$ 0.400
Number of options outstanding (in Shares)		275,000
Weighted average remaining contractual life		2 years 3 days
Weighted average exercise price of options outstanding		$ 0.400
Number of options exercisable (in Shares)		125,000
Weighted average exercise price of options exercisable		$ 0.400
Options at $0.45 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 0.450	$ 0.450
Number of options outstanding (in Shares)		132,500
Weighted average remaining contractual life		6 months
Weighted average exercise price of options outstanding		$ 0.450
Number of options exercisable (in Shares)		132,500
Weighted average exercise price of options exercisable		$ 0.450
Options at $0.474 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 0.474	$ 0.474
Number of options outstanding (in Shares)		132,500
Weighted average remaining contractual life		9 months
Weighted average exercise price of options outstanding		$ 0.474
Number of options exercisable (in Shares)		132,500
Weighted average exercise price of options exercisable		$ 0.474
Options at $0.480 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 0.480	$ 0.480
Number of options outstanding (in Shares)		132,500
Weighted average remaining contractual life		1 year
Weighted average exercise price of options outstanding		$ 0.480
Number of options exercisable (in Shares)		132,500
Weighted average exercise price of options exercisable		$ 0.480
Options at $0.570 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 0.570	$ 0.570
Number of options outstanding (in Shares)		225,000
Weighted average remaining contractual life		3 years 3 days
Weighted average exercise price of options outstanding		$ 0.570
Number of options exercisable (in Shares)		200,000
Weighted average exercise price of options exercisable		$ 0.570
Options at $1.310 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 1.310	$ 1.310
Number of options outstanding (in Shares)		75,000
Weighted average remaining contractual life		3 years 244 days
Weighted average exercise price of options outstanding		$ 1.310
Number of options exercisable (in Shares)		12,500
Weighted average exercise price of options exercisable		$ 1.310
Options at $1.44 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 1.440	$ 1.440
Number of options outstanding (in Shares)		15,000
Weighted average remaining contractual life		1 year 306 days
Weighted average exercise price of options outstanding		$ 1.440
Number of options exercisable (in Shares)		15,000
Weighted average exercise price of options exercisable		$ 1.440
Options at $1.46 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 1.460	$ 1.460
Number of options outstanding (in Shares)		100,000
Weighted average remaining contractual life		3 years 6 months
Weighted average exercise price of options outstanding		$ 1.460
Number of options exercisable (in Shares)		100,000
Weighted average exercise price of options exercisable		$ 1.460
Options at $1.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 1.600	$ 1.600
Number of options outstanding (in Shares)		310,000
Weighted average remaining contractual life		3 years 3 days
Weighted average exercise price of options outstanding		$ 1.600
Number of options exercisable (in Shares)		280.000
Weighted average exercise price of options exercisable		$ 1.600
Options at $1.90 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 1.900	$ 1.900
Number of options outstanding (in Shares)		15,000
Weighted average remaining contractual life		2 years 306 days
Weighted average exercise price of options outstanding		$ 1.900
Number of options exercisable (in Shares)		15,000
Weighted average exercise price of options exercisable		$ 1.900
Options at $2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 2.000	$ 2.000
Number of options outstanding (in Shares)		500,000
Weighted average remaining contractual life		2 years 62 days
Weighted average exercise price of options outstanding		$ 2.000
Number of options exercisable (in Shares)		500,000
Weighted average exercise price of options exercisable		$ 2.000